GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
Disclosure of Interests in Subsidiaries	The table below shows the interests held by Kyivstar Group in its principal subsidiaries as of December 31:
	2025		2024
Name	Interest	Country of operation	Interest	Country of operation
JSC Kyivstar	99.995%	Ukraine	99.995%	Ukraine
LLC Kyivstar.Tech	100.00%	Ukraine	100.00%	Ukraine
LLC Helsi Ukraine*	97.99%	Ukraine	69.99%	Ukraine
LLC Lan Trace	100.00%	Ukraine	100.00%	Ukraine
LLC Uklon Corporate*	97.00%	Ukraine	—	—
LLC Uklon Tech*	97.00%	Ukraine	—	—
LLC Uklon Ltd*	97.00%	Cyprus	—	—
Uklon LLC (100.00% subsidiary of LLC Uklon Ltd)	100.00%	Uzbekistan	—	—
Kyivstar Holdings B.V.***	100.00%	Netherlands	—	—
Kyivstar Cayman Corp.**	100.00%	Cayman Islands	—	—
SUNVIN 11 LLC	100.00%	Ukraine	—	—

*        In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.

**      The entity was liquidated on January 28, 2026.

***    Name of VEON Holdings B.V. has been changed to Kyivstar Holdings B.V., effective February 10, 2026.